Kobren Insight Funds
                               Semi Annual Report
                                  June 30, 1999

Message To Shareholders

Market Remains Strong As
Leadership Broadens

    In many respects, 1999 began in much the same way that 1998 left off. The popular stock market averages reached record highs. The U.S. economy continued to grow with little evidence of running out of steam and little evidence of inflation. On average, corporate profits remained robust and ahead of Wall Street expectations. Encouraged by a higher stock market, low inflation and low unemployment, consumer confidence reached record high levels. But, that's about where the similarities end.
    Last year and during the first quarter of this year, we saw the S&P 500 Index surge to record highs based on the performance of a handful of companies. Because this index is weighted by the size of its component companies (i.e. market capitalization), the tremendous performance of the very largest growth stocks overwhelmed the more modest performance of the vast majority of publicly traded stocks. Last year, for example, the average stock in the S&P 500 rose only 7%, while the index itself rose 28%. This narrow market advance caused a great deal of investor anxiety, which continued throughout the first quarter of this year.

A More Democratic Market

    In April, the market's dynamics changed significantly. Investors took profits in many of their mega-cap, highly valued growth stocks in favor of more reasonably valued companies that could benefit from the strong economy. Investors also flocked to small-cap stocks which had been ignored for well over a year. In our opinion, the broadening out of the market was long overdue, and our investment strategy of maintaining a fairly broad exposure to a variety of fund types allowed both funds to benefit from this dramatic shift.
    We are confident that the market will continue its more "democratic" tone, with the market averages no longer being dominated by a few select companies. This bodes well for our approach to managing both funds, which maintain carefully measured exposure to several areas of the market through a diversified mix of mutual funds.
    Where do we go from here? We remain cautiously optimistic. On one hand, we have to be sensitive to the continued high valuations of stock prices relative to earnings, growth rates and book value. Yes, the market is more reasonably valued when you get beyond those mega-cap growth stocks. But the overall market remains expensive, prompting us to pay close attention to "downside risk." We are also concerned that the prospects of higher inflation could lead the Federal Reserve to further raise interest rates, which could hurt stocks even more than bonds. It is something we are watching.
    On the other hand, the economy and corporate profits continue to grow as companies gain efficiencies through cost-cutting and technology. We are also encouraged by merger and takeover activity. If the market doesn't assign a reasonable value to a company, a competitor will (through acquisition). Most importantly, we are encouraged that the majority of fund managers we've spoken to recently continue to find attractive investment opportunities. During the past few months we met and spoke with dozens of fund managers, and most of them are very upbeat about the broadening out of the market and the ability to find companies that meet their investment criteria.

Year 2000 (Y2K) Draws Near

    As we enter the last six months of the millennium, more and more is being written about Y2K and its implications. The theories range from a non-event to Armageddon. In terms of the securities markets, we are very confident that it is one of the most prepared industries and that any glitches will be contained and corrected in short order.
    Okay, but will there be a large stock market decline as investors panic and sell all of their securities? Anything is possible, but we believe such an event is highly unlikely. In fact, just as many investors are likely to view a millennium sell-off as an opportunity to buy equities. Indeed, investors could go on a buying binge as the millennium approaches, once it's clear that the world will not come to an end. Please be assured that we are monitoring the situation carefully and will continue to invest your assets with the best managers we can find.


                                                                      Sincerely,
                                                              /s/ ERIC M. KOBREN
                                                                  Eric M. Kobren
                                                                       President

Kobren Growth Fund (6/30/99)

Kobren Growth Fund (Ticker: KOGRX): While the first quarter of 1999 was largely a continuation of 1998's market action, the second quarter saw dramatic changes to market leadership. Many investors found it difficult to stay patient and disciplined as overpriced large cap growth funds captured all the headlines through this year's first quarter. But patience paid off as small cap and value funds far outpaced growth funds in the second quarter, helping Kobren Growth achieve a 15.4% gain during the first six months of 1999.
         During the first quarter, Janus Twenty, which represented approximately 18% of the portfolio, surged 23% as fund manager Scott Schoelzel continued his preference for large cap technology stocks. However, we reduced our weighting in this sector early in the second quarter in favor of more economically sensitive funds. In fact, in April we invested 10% of the fund into Fidelity Value which gained 26% for the second quarter - one of the top returns of any fund we track.
         In terms of asset allocation changes, early in the year we eliminated our bond position, more fully invested our cash and decreased our international holdings. In addition, we added sector funds Fidelity Select Air Transportation late in 1998 and Fidelity Select Energy Services early in 1999 which both represent 3% of the portfolio. Our timing couldn't have been better as they have gained 51% and 61% respectively since our initial purchase.

[Single Line Chart]

Value of $10,000 invested 12/16/96

                         Year to             12 Months           Annualized
                         Date                Ended               Since Inception
Total Return (%)         1999                6/30/99             (12/16/96)

Kobren Growth            +15.4%              +14.9%              +17.8%

[Pie Chart]

Asset Allocation*

Cash                      3%
International            10%
U.S. Stocks              87%

[Pie Chart]

Style Allocation*

Cash                      3%
Small Cap Growth          3%
International            10%
Small Cap Value          15%
Large Cap Value          19%
Large Cap Growth         24%
Mid Cap Value            26%

Top Holdings*
Kobren Growth                           Style                    Alloc (%)

Longleaf Partners                       Mid Cap Value            15.8
Oakmark                                 Large Cap Value          15.4
Longleaf Partners Small Cap             Small Cap Value          14.8
Janus Twenty                            Large Cap Growth         13.4
Marsico Growth & Income                 Large Cap Growth         10.5
Fidelity Value                          Mid Cap Value            10.2
Artisan International Inst'l            International             7.0
Fidelity Select Energy Services         Small Cap Growth          3.5
Fidelity Select Air Transportation      Large Cap Value           3.3
Dreyfus Cash Management Plus            Cash                      3.3

Total Fund Assets                       $68,235,289

[Pie Chart]

Top Sectors**
(Total may not equal 100%)

Services                                31.4
Industrial Cyclicals                    15.4
Financials                              13.0
Technology                              12.9
Consumer Durables                       6.3
Consumer Staples                        6.3
Energy                                  6.2
Health                                  5.8
Retail                                  1.9
Utilities                               0.8

*        Based on total investments
**       Equities only.

Kobren Insight Management, Inc. is the registered investment adviser for the Kobren Insight Funds, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Funds. Performance data reflects past performance and is not a guarantee of future results. Total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets.

Kobren Moderate Growth (6/30/99)

Kobren Moderate Growth Fund (Ticker: KOMGX): Our reluctance to invest too heavily in large cap growth funds, which held back performance in 1998, proved beneficial as this sector of the market faltered in this year's second quarter. Value stole the show as investors finally rediscovered these forgotten funds. Our decision to invest 8% of the fund in Fidelity Value in April proved fortuitous as the fund gained 26% in the second quarter. In total, Kobren Moderate Growth bounced back nicely after a disappointing 1998 to return 9.3% for the first half of this year.
         Other major changes to the fund this year included reducing our bond exposure in favor of U.S. stock funds. Although it's important to keep some bonds in the portfolio to dampen volatility, a stronger economy prompted us to cut back in this area. In contrast, our U.S. stock fund allocation rose from 59% at year-end to 68% on June 30th.
         Marsico Growth & Income currently represents our largest equity fund at 19% of assets. Manager Tom Marsico continues to focus on financials and airlines while cutting back on technology relative to other aggressive growth funds. For the first half of the year Marsico Growth & Income gained a very respectable 16% after a remarkable 43% in 1998. With our diversified approach, Kobren Moderate Growth is well positioned for what we believe will be a broader market during the second half.

[Single Line Chart]

Value of $10,000 invested 12/24/96

                         Year to             12 Months           Annualized
                         Date                Ended               Since Inception
Total Return (%)         1999                6/30/99             (12/16/96)

Kobren Moderate
Growth                   +9.3%               +5.7%               +14.4%

[Pie Chart]

Asset Allocation*

Cash                      5%
International            14%
Bonds                    13%
U.S. Stocks              68%

[Pie Chart]

Style Allocation*

Cash                      5%
Large Cap Value           8%
Small Cap Value          10%
Bonds                    13%
International            14%
Mid Cap Value            18%
Large Cap Growth         32%

Top Holdings*
Kobren Moderate Growth                  Style                    Alloc (%)

Marsico Growth & Income                 Large Cap Growth         19.0
Tweedy, Browne Global Value             International            14.2
Longleaf Partners                       Mid Cap Value             9.8
Fidelity Value                          Mid Cap Value             8.0
MAS Pooled Value                        Large Cap Value           7.9
Skyline Special Equity                  Small Cap Value           7.6
Fidelity Advisor Growth
Opportunities T                         Large Cap Growth          6.7
Gabelli Growth                          Large Cap Growth          6.2
U.S. Treasury Note 7.50%  2/15/05       Bonds                     5.9
Dreyfus Cash Management Plus            Cash                      5.1

Total Fund Assets                       $45,918,412

[Pie Chart]

Top Sectors**
(Total may not equal 100%)

Services                                24.8
Financials                              17.0
Industrial Cyclicals                    14.5
Technology                              10.8
Consumer Staples                        8.6
Health                                  7.7
Consumer Durables                       7.2
Retail                                  6.0
Energy                                  2.9
Utilities                               0.5

*        Based on total investments
**       Equities only.

The adviser absorbs certain expenses of each Kobren Insight Fund, without which total return would have been lower. Portfolio holdings are also subject to change. Copyright (C)1999. Reproductions in whole or in part are prohibited except by permission. Data sources: Kobren Insight Management, Inc. and Morningstar. Postmaster: Send address changes to Kobren Insight Funds, PO Box 5146, Westborough, MA 01581-9936. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com.

                            Portfolio of Investments

                               Kobren Growth Fund
                                  June 30, 1999
                                   (unaudited)


SHARE          MUTUAL FUNDS - 100.03%                       VALUE  (Note 1)

               Mid Cap Value - 26.05%
122,548        Fidelity Value Fund                          $    6,969,284
365,302        Longleaf Partners Fund                            10,805,649
                                                                 17,774,933
               Large Cap Growth - 23.82%
145,176        Janus Twenty Fund                                 9,115,585
428,546        Marsico Growth & Income Fund                      7,135,296
                                                                 16,250,881
               Large Cap Value - 18.67%
69,247         Fidelity Select Air Transportation Fund           2,260,242
263,637        Oakmark Fund                                      10,482,220
                                                                 12,742,462
               Small Cap Value - 14.82%
416,482        Longleaf Partners Small Cap Fund                  10,112,174

               International - 9.80%
101,569        Artisan International Fund                        1,896,296
256,163        Artisan International Fund, Institutional Class   4,790,241
                                                                 6,686,537
               Small Cap Growth - 3.62%
108,696        Fidelity Select Energy Service Portfolio          2,418,478
1,712          RBB Fund Inc. Numeric Investors Growth Fund       25,745
1,479          RBB Fund Inc. Numeric Investors Micro Cap Fund    26,840
                                                                 2,471,063
               Money Market Fund - 3.25%
2,220,762      Dreyfus Cash Management Plus Fund                 2,220,762

               Total Mutual Funds (Cost $53,952,358)             68,258,812

TOTAL INVESTMENTS
     (Cost $53,952,358*)                     100.03%             68,258,812

NET OTHER ASSETS AND LIABILITIES             -0.03%              (23,523)

TOTAL NET ASSETS                             100.00%        $    68,235,289

*For Federal income tax purposes, cost is $53,952,358 and appreciation/ (depreciation) is as follows:

          Unrealized appreciation:           $14,321,200
          Unrealized depreciation:           (14,746)
          Net unrealized appreciation:       $14,306,454


                        See Notes to Financial Statements

                            Portfolio of Investments

                           Kobren Moderate Growth Fund
                                  June 30, 1999
                                   (unaudited)

SHARE          MUTUAL FUNDS - 100.03%                       VALUE  (Note 1)

               Large Cap Growth - 31.88%
57,483         Fidelity Advisor Growth Opportunities
               Fund, Class T                           $    3,077,044
523,333        Marsico Growth & Income Fund                 8,713,495
68,871         Gabelli Growth Fund                          2,849,862
                                                            14,640,401
               Mid Cap Value - 17.71%
64,235         Fidelity Value Fund                          3,653,061
151,527        Longleaf Partners Fund                       4,482,171
                                                            8,135,232
               International - 14.22%
314,659        Tweedy, Browne Global Value Fund             6,529,172

               Small Cap Value - 10.07%
46,781         Longleaf Partners Small Cap Fund             1,135,843
173,418        Skyline Special Equities Fund                3,485,697
                                                            4,621,540
               Large Cap Value - 7.92%
223,386        MAS Pooled Value Fund                        3,636,728

               Money Market Fund - 5.12%
2,348,707      Dreyfus Cash Management Plus Fund            2,348,707

               Bond - 0.78%
35,557         PIMCo Total Return Institutional Fund        360,197

               Total Mutual Funds (Cost $34,396,629)        40,271,977

Principal Amount  U.S. Treasury Obligations - 12.06%

               U.S. Treasury Notes - 11.40%

$650,000       7.250%, 08/15/04                             690,853
2,500,000      7.500%, 02/15/05                             2,694,238
250,000        6.500%, 08/15/05                             258,037
1,500,000      7.000%, 07/15/06                             1,589,707
                                                            5,232,835
               U.S. Treasury Bond - 0.66%

250,000        8.125%, 08/15/19                             302,178

               Total U.S. Treasury Obligations
               (Cost $5,508,613)                            5,535,013

TOTAL INVESTMENTS
     (Cost $39,905,242*)                99.76%              45,806,990
NET OTHER ASSETS AND LIABILITIES        0.24%               111,422
TOTAL NET ASSETS                        100.00%        $    45,918,412

*For Federal income tax purposes, cost is $39,905,242 and appreciation/ (depreciation) is as follows:

          Unrealized appreciation:           $6,057,314
          Unrealized depreciation:           (155,566)
          Net unrealized appreciation:       $5,901,748

                       Statement of Assets and Liabilities

                              Kobren Insight Funds
                                  June 30, 1999
                                   (unaudited)

                                                                 Kobren
                                             Kobren              Moderate
                                             Growth              Growth
                                             Fund                Fund
ASSETS:
Investments, at value
         See accompanying schedules     $    68,258,812     $    45,806,990
Interest and dividend receivable             7,279               156,803
Receivable for fund shares sold              25,019              --
Unamortized organization costs               10,333              5,167
Receivable from Investment Advisor           --                  5,318
Prepaid expenses and other net assets        1,841               14,046
         Total assets                        68,303,284          45,988,324

LIABILITIES:
Payable for investment securities purchased  --                  8,280
Investment advisory fee payable              33,215              17,423
Accrued Trustees' fees and expenses          2,084               662
Accrued expenses and other payables          32,696              43,547
         Total liabilities                   67,995              69,912

NET ASSETS                              $    68,235,289     $    45,918,412

Investments, at cost                    $    53,952,358     $    39,905,242

NET ASSETS consist of:
Undistributed (distributions in excess of)
         net investment income (loss)   $    (174,305)      $    76,298
Accumulated net realized gain
on investments sold                          2,781,387           1,376,368
Net unrealized appreciation of investments   14,306,454          5,901,748
Par value (Shares of beneficial interest,
$0.001 per share)                            4,716               3,544
Paid-in capital in excess of par value       51,317,037          38,560,454

NET ASSETS                              $    68,235,289     $    45,918,412

SHARES OUTSTANDING                           4,716,151           3,543,658

Net asset value, offering and
redemption price per share              $    14.47          $    12.96


                        See Notes to Financial Statements

                             Statement of Operations

                              Kobren Insight Funds
                     For the Six Months Ended June 30, 1999
                                   (unaudited)

                                                                 Kobren
                                             Kobren              Moderate
                                             Growth              Growth
                                             Fund                Fund
INVESTMENT INCOME:
Dividends                               $    53,488         $    51,471
Interest                                     3,928               206,418
     Total investment income                 137,416             257,889

EXPENSES:
Investment advisory fee                      238,580             143,326
Administration fee                           33,750              33,750
Transfer agent fees                          26,756              22,516
Custodian fees                               1,570               1,976
Professional fees                            13,801              13,181
Trustees' fees and expenses                  9,806               3,888
Registration and filing fees                 8,687               7,208
Amortization of organization costs           2,083               1,041
Other                                        6,212               3,938
         Total expenses                      341,245             230,824
Expenses reimbursed by investment advisor    (23,470)            (37,813)
Other reductions                             (6,054)             (11,420)
         Net expenses                        311,721             181,591
NET INVESTMENT INCOME (LOSS)                 (174,305)           76,298

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security
transactions                                 1,381,750           477,091
Short-term capital gain distributions
received                                     38,635              --
Long term capital gain distributions
received                                     3,389               1,363
Change in unrealized appreciation of
securities (Note 7)                          7,822,184           4,291,658
Net realized and unrealized gain on
investments                                  9,245,958           4,770,112

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS               $9,071,653     $    4,846,410


                        See Notes to Financial Statements

                       Statement of Changes in Net Assets

                              Kobren Insight Funds
                     For the Six Months Ended June 30, 1999
                                   (unaudited)


                                                                  Kobren
                                             Kobren              Moderate
                                             Growth              Growth
                                             Fund                Fund

Net investment income (loss)            $    (174,305)      $    76,298
Net realized gain from security
transactions                                 1,381,750           477,091
Short term capital gains distributions
received                                     38,635              --
Long term capital gains distributions
received                                     3,389               1,363
Change in unrealized appreciation
of investments                               7,822,184           4,291,658
Net increase in net assets resulting
from operations                              9,071,653           4,846,410
Net decrease in net assets from
fund share
Transactions                                 (5,343,109)         (5,885,979)

Net increase (decrease) in net assets        3,728,544           (1,039,569)
NET ASSETS:
Beginning of period                          64,506,745          46,957,981
End of period                           $    68,235,289     $    45,918,412

Undistributed (distributions in excess
of) net investment income (loss) at
end of period                           $    (174,305)      $    76,298


                              Kobren Insight Funds
                      For the Year Ended December 31, 1998


                                                                  Kobren
                                             Kobren              Moderate
                                             Growth              Growth
                                             Fund                Fund

Net investment income (loss)            $    (128,324)      $    597,833
Net realized (loss) from security
transactions                                 (1,711,222)         (1,938,559)
Short term capital gains distributions
received                                     266,876             224,103
Long term capital gains distributions
received                                     3,925,774           2,836,492
Change in unrealized appreciation
(depreciation) of investments                3,983,749           (371,379)
Net increase in net assets resulting
from operations                              6,336,853           1,348,490
Distribution to shareholders from:
     Net investment income and
     short term capital gains                (138,552)           (821,936)
     Net realized gains on investments       (1,309,372)         (1,048,296)
     Total distributions                     (1,447,924)         (1,870,232)
Net increase (decrease) in net assets from fund
         share transactions                  (2,891,457)         4,098,746

Net increase in net assets                   1,997,472           3,577,004
NET ASSETS:
Beginning of period                          62,509,273          43,380,977
End of period                           $    64,506,745     $    46,957,981

Undistributed net investment
income at end of period                 $    --             $    --


                        See Notes to Financial Statements

                              Financial Highlights
                               Kobren Growth Fund

For a fund share outstanding throughout the period.


                                              For the Six Months      For the Year         For the Year       For the Period
                                                 Ended 6/30/99            Ended                Ended               Ended
                                                  (unaudited)         12/31/98 (f)           12/31/97          12/31/96 (a)

Net asset value - beginning of period         $    12.54           $    11.51           $    10.24           $    10.00

Net investment income (loss)                       (0.04)               (0.02)                0.05                  -- (d)
Short term capital gains                            0.01                 0.05                 0.22                  --
Net realized and unrealized gains
   on investments                                   1.96                 1.29                 1.27                 0.24
Net increase in net assets resulting from
   investment operations                            1.93                 1.32                 1.54                 0.24

Distributions from net investment income             --                   --                 (0.05)                 --
Distributions from net realized short term
   capital gains                                     --                (0.03)                (0.22)                 --
Distributions from net realized capital gains        --                (0.26)                  -- (d)               --
Total distributions                                  --                (0.29)                (0.27)                 --

Net asset value - end of period               $    14.47           $    12.54           $    11.51           $    10.24
Total return (b)                                   15.39%               11.45%               15.03%                2.40%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $    68,235          $    64,507          $    62,509          $     251
Ratio of net investment income (loss)
   to average net assets                           -0.55% (c)          -0.19%                0.60%               -0 .97% (c)(e)
Ratio of operating expenses to average net
   assets after reimbursement and reductions        0.98% (c)           0.91%                0.89%                1.00% (c)
Portfolio turnover rate                               24%                 62%                  43%                 n/a  (e)
Ratio of  operating  expenses  to average net assets  before fees waived  and/or expenses reimbursed by investment advisor and
   other reductions                                 1.07% (c)           1.07%                1.28%                 n/a  (e)

(a) Kobren  Growth Fund  commenced  operations  on December 16, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Amount represents less than $0.01 per share.
(e) Since Kobren Growth Fund was in operation for a short period of time, these ratios are not meaningful. (f) Per share net investment income has been calculated using the monthly average share method.



                        See Notes to Financial Statements

                              Financial Highlights
                           Kobren Moderate Growth Fund

For a fund share outstanding throughout the period.


                                              For the Six Months      For the Year         For the Year       For the Period
                                                 Ended 6/30/99            Ended                Ended               Ended
                                                  (unaudited)           12/31/98             12/31/97          12/31/96 (a)

Net asset value - beginning of period         $    11.86           $    11.94           $    10.06           $    10.00

Net investment income                               0.02                 0.16                 0.19                   -- (d)
Short term capital gains                              --                 0.06                 0.27                   --
Net realized and unrealized gains
   on investments                                   1.08                 0.20                 1.88                 0.06
Net increase in net assets resulting from
   investment operations                            1.10                 0.42                 2.34                 0.06

Distributions from net investment income              --                (0.16)               (0.19)                  --
Distributions from net realized short term
   capital gains                                      --                (0.06)               (0.27)                  --
Distributions from net realized capital gains         --                (0.28)                   --  (d)             --
Total distributions                                   --                (0.50)               (0.46)                  --

Net asset value - end of period               $    12.96           $    11.86           $    11.94           $    10.06

Total return (b)                                    9.27%                3.44%               23.25%                0.60%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $     45,918         $     46,958         $      43,381        $     190
Ratio of net investment income to
   average net assets                               0.40% (c)            1.15%                2.76%                8.95% (c)(e)
Ratio of operating expenses to average net
   assets after reimbursements and reductions       0.94% (c)            0.91%                0.92%                1.00% (c)
Portfolio turnover rate                               23%                  50%                  14%                 n/a  (e)
Ratio of  operating  expenses  to average net assets  before fees waived  and/or expenses reimbursed by investment advisor and
   other reductions                                 1.20% (c)            1.13%                1.58%                 n/a  (e)

(a) Kobren Moderate  Growth Fund commenced  operations on December 24, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Amount represents less than $0.01 per share.
(e)Since Kobren Moderate Growth Fund was in operation for a short period of time, these ratios are not meaningful.



                        See Notes to Financial Statements

                          Notes to Financial Statements
                Kobren Insight Funds -- June 30, 1999 (unaudited)


1.       Significant Accounting Policies
         Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. Effective May 28, 1999, Kobren Conservative Allocation Fund merged into the Kobren Moderate Growth Fund, in a tax-exempt merger. As of June 30, 1999, the Trust offered shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund and Kobren Moderate Growth (individually, a "fund" and collectively, the "funds"). These funds seek to achieve their investment objectives by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for that fund. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements. Portfolio Valuation -- The underlying funds are valued according to their stated net asset value. Each fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Dividends and Distributions -- It is the policy of Kobren Growth Fund and Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Each fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for each fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a fund, timing differences and differing characterizations of distributions made by a fund. Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Federal Income Tax -- Each fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable. Expenses -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2.       Investment Advisory Fee, Administration Fee and Other Transactions
         The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM" or the "advisor"). The Advisory Agreement provides that each fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of each fund's average daily net assets. KIM has voluntarily agreed to limit each fund's other operating expenses to 0.25% of each fund's average daily net assets until January 1, 2001.
         The Trust has also entered into an administration agreement (the "Administration Agreement") with First Data Investor Services Group, Inc. (the "Administrator"), a wholly-owned subsidiary of First Data Corporation. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the funds' shares and pays all distribution costs. No distribution fees are paid by the funds.
         For the six months ended June 30, 1999, expense reimbursement and other reductions are as follows:

                              Expenses Reimbursed
                              By Investment Advisor    Other Reductions (1)
Kobren Growth Fund            $         23,470         $         6,054
Kobren Moderate Growth Fund             37,813                   11,420

(1) Payments made by an underlying fund or its investment advisor, based on shares held by a Kobren Insight Fund. No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3.       Purchases and Sales
         The aggregate amounts of purchases and sales of underlying funds and investment securities, other than short-term securities, for the six months ended June 30, 1999, were as follows:

                            Purchases                          Sales
                    U.S. Government   Other            U.S. Government   Other
Kobren Growth       $545,647          $14,492,024      $3,285,875    $15,020,124
Fund
Kobren Moderate     9,084,097         9,033,555        --             21,399,969
Growth Fund

4.       Shares of Beneficial Interest
         As of June 30, 1999, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest were as follows:


                                                         Six Months Ended
                                                           June 30, 1999                                 Year Ended
                                                            (unaudited)                               December 31, 1998

                                                   Shares              Amount                   Shares              Amount
Kobren Growth Fund:
Shares sold                                        885,615       $    12,030,226               2,046,221       $   24,949,435
Shares issued as reinvestment of dividends              --                    --                 114,032            1,429,965
Shares redeemed                                 (1,313,660)          (17,373,335)             (2,448,666)         (29,270,857)
Net decrease                                      (428,045)      $    (5,343,109)               (288,413)      $   (2,891,457)

Kobren Moderate Growth Fund:
Shares sold                                        200,045       $     2,454,580               1,885,448       $   23,034,304
Shares issued in connection with
    reorganization (Note 7)                      1,259,682            14,316,241                      --                   --
Shares issued as reinvestment of dividends              --                    --                 154,509            1,832,481
Shares redeemed                                 (1,875,796)          (22,656,800)             (1,713,953)         (20,768,039)
Net increase (decrease)                           (416,069)      $    (5,885,979)                326,004       $    4,098,746

At June 30, 1999, KIM and its affiliates owned 1,094,478 and 422,531 shares of Kobren Growth Fund and Kobren Moderate Growth Fund, respectively.


5.       Organization Expenses
         Expenses incurred in connection with the organization of each fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date upon which each fund commenced its operations.

6.       Risk Factors of the Funds
         Investing in underlying funds through a fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, each fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the fund that would not have been its first choice.

7.       Reorganization
   At a meeting held on April 12, 1999, the Board of Trustees approved an Agreement and Plan of Reorganization (the "Agreement") between Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund. On May 28, 1999, Kobren Moderate Growth Fund acquired the assets and certain liabilities of the Kobren Conservative Allocation Fund. The reorganization was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Prior to the reorganization, the total shares issued by, the value of the shares issued by, and the total net assets of the Kobren Moderate Growth Fund were 2,343,540, $29,270,820 and $29,261,266, respectively. The total net assets contributed by the Kobren Conservative Allocation Fund were $15,736,961 (including $1,420,720 of unrealized appreciation). The total net assets of the Kobren Moderate Growth Fund after reorganization were $44,998,227.